Partners' Equity:	12 Months Ended
Dec. 31, 2015
Partners' Equity
Partners' Equity:
9. Partners' Equity:

(a) Initial Public Offering: On November 18, 2013, the Partnership completed its initial public offering of 8,250,000 common units at a price of $18.00 per unit on the NASDAQ Global Market and raised gross proceeds of $148.5 million. The net IPO proceeds amounted to $136.9 million, after deducting underwriting commission of $8.9 million and equity raising expenditures of $2.7 million. The IPO expenditures were fully settled up to December 31, 2014.Concurrently with the sale of the Partnership's common units and at the same price per unit, Dynagas Holding Ltd. sold 4,250,000 common units. The Partnership did not receive any proceeds from this sale. On December 5, 2013, the underwriters exercised their over-allotment option granted to them by Dynagas Holding, following which, the Sponsor offered 1,875,000 additional common units to the public on the same terms as in the initial offering. The Partnership did not receive any proceeds from the sale of these additional common units.

(b) Common Units Offering: On June 18, 2014, the Partnership completed a follow on public offering of 5,520,000 common units, including the full exercise of the underwriters' over-allotment option to purchase up to 720,000 common units. The net proceeds from the offering amounted to $120.5 million, after deducting the underwriting discount of $4.7 million and offering expenses incurred of $0.6 million and were used to fund the acquisition of the Arctic Aurora (Note 3(c)). Simultaneously with the closing of this offering, the Partnership issued $5,526 General Partner units to the Sponsor to allow it to maintain its 0.1% general partner interest for which the Partnership received $126. No other common units offerings occurred since then.

(c) Preferred Units Offering: On July 20, 2015, the Partnership concluded an underwritten public offering of the 3,000,000 Series A Preferred Units, representing limited partner interests in the Partnership, at a liquidation preference of $25.00 per unit. The Partnership received from this offering $72.3 million, net of underwriting discount of $2.4 million and offering expenses incurred of $0.3 million and used those proceeds to finance the Lena River acquisition (Note 3(c)).

As of December 31, 2015, the Partnership had 20,505,000 common units, 14,985,000 subordinated units, 3,000,000 Series A Preferred Units and 35,526 general partner units issued and outstanding.
Common, Subordinated and General Partner Units Distributions: The partnership agreement provides for minimum quarterly distributions of a specified dollar amount to the extent there is sufficient cash from operations after establishment of cash reserves and payment of fees and expenses, including payments to the General Partner. In general, the Partnership pays quarterly cash distributions in the following manner:

•            first, 99.9% to the holders of common units and 0.1% to the General Partner, until each common unit has received a minimum quarterly distribution of a specified dollar amount plus any arrearages from prior quarters
•      second, 99.9% to the holders of subordinated units and 0.1% to the General Partner, until each subordinated unit has received a minimum quarterly distribution of a specified dollar amount; and

•      third, 99.9% to all unitholders, pro rata, and 0.1% to the General Partner, until each unit has received an aggregate distribution of a specified dollar amount
Thereafter, the percentage allocations of the additional available cash from operating surplus among the unitholders, the General Partner and the holders of the incentive distribution rights up to the various target distribution levels are as follows:

	Total Quarterly Distribution Target Amount	Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$0.365	99.9%	0.1%	0.0%
First Target Distribution	up to $0.420	99.9%	0.1%	0.0%
Second Target Distribution	above $0.420 up to $0.456	85.0%	0.1%	14.9%
Third Target Distribution	Above $0.456 up to $0.548	75.0%	0.1%	24.9%
Thereafter	above $0.548	50.0%	0.1%	49.9%

Under the partnership agreement, the holder of the incentive distribution rights in the Partnership, which is currently the General Partner, assuming that there are no cumulative arrearages on common unit distributions, has the right to receive an increasing percentage of cash distributions after the first target distribution.

General Partner Distributions: During the years ended December 31, 2015 and 2014, the Partnership paid to its General Partner and holder of the incentive distribution rights in the Partnership an amount of $130 and $44, respectively.

Preferred Units Distributions: Distributions on the Series A Preferred Units are cumulative from the date of original issue and will be payable quarterly on February 12, May 12, August 12 and November 12, of each year, commencing November 12, 2015, subject to the discretion of the Partnership's Board of Directors. Distributions will be payable out of amounts legally available at a distribution rate of 9.00% per annum of the stated liquidation preference.
Any time on or after August 12, 2020, the Series A Preferred Units may be redeemed, in whole or in part, at the issuer's option, out of amounts legally available thereof, at a redemption price of $25.00 per unit plus an amount equal to all accumulated and unpaid distributions thereon to the date of redemption.

The Series A Preferred Units represent perpetual equity interests in the Partnership and, unlike the Partnership's indebtedness, do not give rise to a claim for payment of a principal amount at a particular date. The Series A Preferred Units rank senior to the Partnership's common units and to each other class or series of limited partner interests or other equity established after the original issue date of the Series A Preferred Units that is not expressly made senior to or on a parity with the Series A Preferred Units as to payment of distributions. The Series A Preferred Units rank junior to all of the Partnership's indebtedness.

On January 14, 2015, the Partnership's Board of Directors approved its increased over the previous quarter cash distribution for the fourth quarter of 2014 of $0.4225 per common and subordinated unit, or $15.0 million, which was paid on February 12, 2015, to all unitholders of record as of February 5, 2015.

On April 16, 2015, the Partnership's Board of Directors approved a quarterly cash distribution, for the quarter ended March 31, 2015, of $0.4225 per common and subordinated unit, or $15.0 million, which was paid on May 12, 2015, to all unitholders of record as of May 5, 2015.

On July 22, 2015, the Partnership's Board of Directors approved a quarterly cash distribution, for the quarter ended June 30, 2015, of $0.4225 per common and subordinated unit, or $15.0 million, which was paid on August 13, 2015, to all unitholders of record as of August 6, 2015.

On October 21, 2015, the Partnership's Board of Directors approved a quarterly cash distribution, for the quarter ended September 30, 2015 of $0.4225 per common and subordinated unit, or $15.0 million which was paid up to November 12, 2015, to all unitholders of record as of November 5, 2015.

On October 21, 2015, the Partnership's Board of Directors further approved the first prorated cash distribution on the Series A Preferred units, for the period from July 20, 2015 to November 12, 2015, which was paid on November 12, 2015, to all preferred unitholders of record as of November 5, 2015.

In addition, on June 23, 2014 and September 25, 2014, upon acquisition from the Partnership's Sponsor of the Arctic Aurora and the Yenisei River, the purchase price in excess of the vessels' book value at the date of each transaction, aggregating to $88.1 million, was considered a preferential deemed dividend to the Sponsor and was allocated to Partner's equity in accordance with the number of units held by the Sponsor.